Condensed Financial Information of Registrant (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 01, 2010
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Effective date of acquisition		November 1, 2010
Total fair value of consideration transferred				$ 16,390,000,000
Short-term debt	686,000,000	306,000,000
Short-term Debt, average daily balance	447,000,000	687,000,000
Short-term Debt Average Days Outstanding	19 days	21 days
Cash received from purchase of businesses	70,000,000	4,175,000,000	0
Parent Company [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to subsidiaries	0	1,275,000,000
Loans to Subsidiaries, Interest Income	40,000,000	63,000,000	50,000,000
Long Term Debt Aggregate Maturities, Year One	797,000,000
Long Term Debt Aggregate Maturities, Year Two	749,000,000
Long Term Debt Aggregate Maturities, Year Three	1,400,000,000
Long Term Debt Aggregate Maturities, Year Four	1,300,000,000
Long Term Debt Aggregate Maturities, Year Five	1,500,000,000
Long Term Debt Aggregate Maturities, After Year Five	10,500,000,000
Short-term debt	0	0
Weighted Average Interest Rate			1.25%
Short-term Debt, average daily balance			5,000,000
Short-term Debt Average Days Outstanding			6 days
Cash paid included in transaction cost	0	0	19,000,000
Cash received from purchase of businesses	0	0	0
Parent Company [Member] | Loans to Subsidiaries - Surplus Note MLIC $775 Million Maturing Dec 2011 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to Subsidiaries, Repayment Amount	775,000,000
Loans to subsidiaries	0	775,000,000	775,000,000
Loans to Subsidiaries Instrument, Interest Rate Terms	Six-month LIBOR		6-month LIBOR
Loans to Subsidiaries Instrument, Basis Spread on Variable Rate	1.80%		1.80%
Parent Company [Member] | Loans to Subsidiaries - Surplus Note MLIC $300 Million Maturing Dec 2011 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to Subsidiaries, Repayment Amount		300,000,000
Loans to subsidiaries			300,000,000
Loans to Subsidiaries Instrument, Interest Rate Terms			6-month LIBOR
Loans to Subsidiaries Instrument, Basis Spread on Variable Rate			1.80%
Parent Company [Member] | Loans to Subsidiaries - Surplus Note MLIC $700 Million Maturing Dec 2009 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to Subsidiaries, Repayment Amount			700,000,000
Parent Company [Member] | Loans to Subsidiaries - MLIC $400 Million Maturing Dec 2032 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to Subsidiaries, Repayment Amount	400,000,000
Loans to subsidiaries	0	400,000,000
Loans to Subsidiaries Instrument, Interest Rate Stated Percentage	7.13%
Parent Company [Member] | Loans to Subsidiaries - MLIC $100 Million Maturing Jan 2033 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to Subsidiaries, Repayment Amount	100,000,000
Loans to subsidiaries	0	100,000,000
Loans to Subsidiaries Instrument, Interest Rate Stated Percentage	7.13%
Parent Company [Member] | Loans to Subsidiaries - Credit Draw ALICO $100 Million Maturing November 2011 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to subsidiaries	100,000,000
Parent Company [Member] | Loans to Subsidiaries - Credit Draw ALICO $270 Million Maturing December 2011 [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Loans to subsidiaries	270,000,000
Parent Company [Member] | Support Agreement Exeter Obligations [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Aggregate obligation amount guaranteed under support agreement		1,000,000,000
Parent Company [Member] | Support Agreement MLI and FMLI Capital [Member]
Notes to Condensed Financial Information of Registrant (Textuals) [Abstract]
Minimum capital and surplus	$ 10,000,000